INCOME TAXES - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Operating Loss Carryforwards [Line Items]
Income tax provision	$ 1,468,535	$ 889,943
Effective tax rate percentage	14.00%	2.70%
Unrecognized tax benefits	$ 0	$ 0
Interest and penalties related to uncertain tax positions	0	$ 0
Domestic Tax Authority
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	84,709
State and Local Jurisdiction
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 84,709